Stockholder's Equity/Issued Capital	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stockholder's Equity/Issued Capital [Abstract]
Stockholder’s equity/Issued capital

Note 8 – Stockholder’s equity/Issued capital

Common stock

The Company has one class of common stock. In connection with the re-domiciliation, the Company’s amended and restated certificate of incorporation became effective, which provides for authorized the issuance of 100,000,000 authorized shares of common stock with a par value of $0.0001 per share, with one vote per share. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the Company’s board of directors.

On November 28, 2023, the Company effected the re-domiciliation. All references in these consolidated financial statements to the Company’s outstanding common stock, including per share information, have been retrospectively adjusted to reflect this re-domiciliation.

	For the nine months ended March 31,		For the three months ended March 31,
	2024 $	2024 No, of shares	2024 $	2024 No, of shares
	(in thousands, expect per share data)
Opening balance	2	15,873,113	2	15,873,113
Closing balance	2	15,873,113	2	15,873,113

	For the nine months ended March 31,		For the three months ended March 31,
	2023 $	2023 No, of shares	2023 $	2023 No, of shares
	(in thousands, except per share data)
Opening balance	1	12,926,349	2	15,873,092
Issues of new shares – placements[1]	-	634,146	-	-
Issues of new shares – acquisition[2]	1	2,181,695	-	-
Issues of new shares – employees and directors	-	-	-	-
Exercise of options	-	21	-	21
Shares in lieu of advisor fees[3]	-	130,902	-	-
Share issue costs	-	-	-	-
Closing balance	2	15,873,113	2	15,873,113

[1]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.

[2]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.

[3]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.

Note 8 – Stockholder’s equity/Issued capital

Common stock

The Company has one class of common stock. In connection with the re-domiciliation, the Company’s amended and restated certificate of incorporation became effective, which provides for authorized the issuance of 100,000,000 authorized shares of common stock with a par value of $0.0001 per share, with one vote per share. Holders of common stock are entitled to receive any dividends as may be declared from time to time by the Company’s board of directors.

On November 28, 2023, the Company effected the Re-domiciliation. All references in these consolidated financial statements to the Company’s outstanding common stock, including per share information, have been retrospectively adjusted to reflect this Re-domiciliation.

	For the year ended, June 30, 2023
	$	No. of shares
	(in thousands, except per share data)
Opening balance	2	15,873,113
Closing balance	2	15,873,113

	For the year ended June 30, 2023
	$	No. of shares
Opening balance	1	12,926,349
Issues of new shares – placements[1]	-	634,146

Issues of new shares – acquisition[2]	1	2,181,695
Issues of new shares – employees and directors	-	-

Exercise of options	-	21
Shares in lieu of advisor fees[3]	-	130,902
Share issue costs	-	-
Closing balance	2	15,873,113

[1]	In December 2022, Incannex Australia raised $8.83 million from a placement of 634,146 ordinary shares to institutional and professional investors in a private placement.

[2]	In August 2022, Incannex Australia completed the acquisition on APIRx Pharmaceuticals via the issuance of 2,181,695 ordinary shares of Incannex Australia to the owners of APIRx in an all–scrip transaction.

[3]	In August 2022, Incannex Australia issued 130,902 ordinary shares to Ryba LLC as lead M&A Advisors on the APIRx acquisition.